Document and Entity Information	Jun. 09, 2021
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Jun. 09, 2021
Entity Registrant Name	ARKO Corp.
Amendment Flag	false
Entity Central Index Key	0001823794
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39828
Entity Tax Identification Number	85-2784337
Entity Address, Address Line One	8565 Magellan Parkway
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Richmond
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23227-1150
City Area Code	804
Local Phone Number	730-1568
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock Par Value 0.0001 Per Share [Member]
Document Information [Line Items]
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	ARKO
Security Exchange Name	NASDAQ
Warrants Each Warrant Exercisable For One Share Of Common Stock At An Exercise Price Of 11.50 [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each warrant exercisable for one share of Common Stock at an exercise price of $11.50
Trading Symbol	ARKOW
Security Exchange Name	NASDAQ